September 30, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (“Registrant”) (File Nos. 333-62270 and 811-10399)

Ladies and Gentlemen:

As administrator on behalf of the Registrant, pursuant to Rule 485(a) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), following please find for filing on behalf of the above-referenced Registrant, Post-Effective Amendment No. 92 under the 1933 Act and Amendment No. 94 under the Investment Company Act of 1940, as amended, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose adding Class R6 Shares for the Henderson All Asset Fund, the Henderson Dividend & Income Builder Fund, the Henderson Emerging Markets Fund, the Henderson European Focus Fund, the Henderson Global Equity Income Fund, the Henderson Global Technology Fund, the Henderson High Yield Opportunities Fund, the Henderson International Long/Short Equity Fund, the Henderson International Opportunities Fund, the Henderson International Select Equity Fund, the Henderson Strategic Income Fund, the Henderson Unconstrained Bond Fund and the Henderson US Growth Opportunities Fund, each an existing series of the Registrant.

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3153.

Very truly yours,

/s/ Timothy J. Burdick

Timothy J. Burdick
Assistant Vice President and Associate Counsel

Enclosures

cc:           C. Yarbrough